IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2022
Impairment Of Assets [Abstract]
Mineral property impairments

	Operating mining properties	Non-operating mining properties	Total(i)	Attributable to Yamana equity holders	Non-controlling interests
Cerro Moro	$169.3	$—	$169.3	$169.3	$—
Minera Florida	45.6	—	45.6	45.6	—
MARA	—	1,086.3	1,086.3	611.0	475.3
Suyai	—	242.2	242.2	242.2	—
Jeronimo	—	122.4	122.4	69.4	53.0
La Pepa	—	99.9	99.9	80.0	19.9
Lavra Velha	—	10.8	10.8	10.8	—
Don Sixto	—	3.8	3.8	3.8	—
Exploration - Argentina regional	—	113.2	113.2	113.2	—
Exploration - USA regional	—	29.2	29.2	29.2	—
Total impairment	$214.9	$1,707.8	$1,922.7	$1,374.5	$548.2

Key assumptions of impairment testing
The key assumptions used in the Company's impairment testing are summarized in the table below:

	2022(i)	2021(ii)
Long-term gold price per oz	$—	$1,550
Long-term silver price per oz	$—	$20.00
Long-term copper price per oz	$—	$3.00
WACC (real, post-tax)	—%	3.5%
Mineral Reserves - implied value multiple per oz	$291.00	$—
Mineral Resources - value multiple per oz	$18.00	$—

(i)The FVLCD for the Minera Florida, Cerro Moro, Jeronimo, Suyai, La Pepa, Lavra Velha, Don Sixto and Argentinian and USA exploration pool CGUs was determined using a multiples-based valuation method. Value multiples applied to the mineral reserves and mineral resources in the CGUs subject to impairment testing were determined as follows:
•Trading multiples obtained with the assistance of external valuation specialists for a population of pre-producing gold developers/exploration companies and senior gold developers were determined to be around $18/ounce and $120/ounce, respectively.
•The $18/ounce multiple observed for the gold developers/exploration was considered reasonable given these companies are pre-production and hold predominantly resources. Accordingly, the $18/ounce multiple was assigned to the Company’s mineral resources.
•The implied value multiple for the mineral reserves was based on assigning the $18/ounce multiple to the Company’s mineral resources based on a 63% mean weighting of mineral resources as a percentage of total mineral reserves and mineral resources for senior gold producers, and for the weighted average multiple for mineral reserves and mineral resources to equal $120/ounce, the resultant implied value multiple of the mineral reserves was determined to be $291/ounce.

This determination of FVLCD is considered to be Level 3 fair value measurement as the FVLCD is derived from valuation techniques that include inputs that are not based on observable market data.

The determination of FVLCD for the MARA CGU at December 31, 2022 was based on the consideration paid by Glencore to acquire Newmont's 18.75% interest in MARA during the fourth quarter of 2022, which took Glencore’s interest to 43.75%.

The determination of FVLCD for the Canadian Malartic CGU at December 31, 2022 was based on the consideration offered by Agnico as set out in the Pan American-Agnico Arrangement Agreement. Based on the value ascribed to the assets based on the Agnico transaction price, no impairment write down was required. Further information on the pending transaction can be found in Note 36.

(ii)In 2021, the recoverable amount of the Canadian Malartic CGU was determined based on the FVLCD, estimated based on discounted future estimated cash flows expected to be generated from the continued use of the CGU. In addition to commodity prices and the discount rate, the calculation included the following key assumptions:
•Production volumes: In calculating the FVLCD, the production volumes incorporated into the cash flow models based on detailed life of mine plans and take into account development plans for the mines agreed by management as part of the long-term planning process. Production volumes are dependent on a number of variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted. As each producing mine has specific reserve characteristics and economic circumstances, the cash flows of the mines are computed using appropriate individual economic models and key assumptions established by management. The production profiles used were consistent with the reserves and resource volumes approved as part of the Company’s process for the estimation of proven and probable reserves, resource estimates and in certain circumstances, include expansion projects. These are then assessed to ensure they are consistent with what a market participant would estimate.
•Exchange rates: Foreign exchange rates are estimated with reference to external market forecasts and based on observable market data including spot and forward values. In the current year, there was a depreciation in the long-term rates of the local currencies in which the Company operates.